Note 27 Accumulated Other Comprehensive Income Classified By Concepts (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Accumulated other comprehensive income classified by concepts [Line Items]
Items that will not be reclassified to profit or loss	€ (1,958)	€ (1,881)
Actuarial gains or losses on defined benefit pension plans	(939)	(760)
Non-current assets and disposal groups classified as held for sale (not reclassified)	0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income	(1,077)	(1,194)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	58	72
Items that may be reclassified to profit or loss	(14,961)	(15,760)
Hedge of net investments in foreign operations effective portion	(2,197)	(1,408)
Foreign currency translation	(11,573)	(13,078)
Hedging derivatives. Cash flow hedges effective portion	(243)	(447)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(943)	(809)
Non-current assets and disposal groups classified as held for sale may be reclassified	0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates	(5)	(18)
Accumulated other comprehensive income	(16,919)	(17,642)
Mexico, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion	(2,835)	(1,751)
Foreign currency translation	(465)	(2,791)
Turkey, New Lira
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion	657	358
Foreign currency translation	(7,598)	(6,599)
Argentina, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(910)	(868)
Venezuela bolivar [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(1,866)	(1,850)
Other exchanges [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion	(19)	(15)
Foreign currency translation	€ (733)	€ (969)